UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2010

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Growth Fund

Portfolio of Investments

March 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.7%
Financials - 21.7%
Capital Markets - 7.0%
Azimut Holding SpA	587,400	$7,426,641
Credit Suisse Group AG	382,009	19,662,924
GAM Holding Ltd.	614,478	7,535,371
Julius Baer Group Ltd.	726,988	26,313,290
Macquarie Group Ltd.	576,153	24,916,630
Man Group PLC	3,404,900	12,463,956
Partners Group Holding AG	269,268	38,154,734

		136,473,546

Commercial Banks - 11.6%
Bank Central Asia TBK PT	17,971,500	10,842,498
BNP Paribas	246,581	18,899,585
Commercial International Bank	569,375	6,720,844
HSBC Holdings PLC	3,184,600	32,272,461
Industrial & Commercial Bank of China-Class H	35,779,000	27,265,900
Investimentos Itau SA (Preference Shares)	9,614,186	65,847,997
Standard Bank Group Ltd.	416,700	6,526,384
Standard Chartered PLC	1,058,548	28,853,186
Turkiye Garanti Bankasi AS	2,696,228	12,639,604
United Overseas Bank Ltd.	1,100,000	15,073,861

		224,942,320

Diversified Financial Services - 1.8%
Cielo SA	361,900	3,408,679
FirstRand Ltd.	2,785,900	7,731,589
IG Group Holdings PLC	2,425,939	14,807,297
Singapore Exchange Ltd.	1,690,000	9,226,771

		35,174,336

Insurance - 1.3%
China Life Insurance Co., Ltd.-Class H	5,276,000	25,283,171

		421,873,373

Consumer Discretionary - 13.1%
Automobiles - 3.3%
Honda Motor Co., Ltd.	538,700	18,988,470
Hyundai Motor Co.	144,793	14,764,960
Renault SA (a)	300,176	14,024,845
Volkswagen AG (Preference Shares)	177,987	16,312,979

		64,091,254

Distributors - 0.7%
Imperial Holdings Ltd.	916,900	12,588,343

Hotels, Restaurants & Leisure - 1.8%
Carnival PLC	506,117	20,776,506
Compass Group PLC	619,227	4,943,416
Ctrip.com International Ltd. (ADR) (a)	236,600	9,274,720

		34,994,642

Household Durables - 1.3%
Persimmon PLC (a)	1,432,300	10,139,109
Sony Corp.	375,300	14,380,137

		24,519,246

Media - 3.5%
British Sky Broadcasting Group PLC	302,154	2,760,520
Eutelsat Communications	705,009	25,062,579
Informa PLC	465,000	2,732,971
Naspers Ltd.-Class N	185,800	8,056,046

Pearson PLC	463,034	7,259,046
SES SA (FDR)	533,241	13,458,766
WPP PLC	898,100	9,293,372

		68,623,300

Multiline Retail - 0.6%
Lojas Renner SA	334,700	7,678,893
Next PLC	123,808	4,067,076

		11,745,969

Specialty Retail - 1.7%
Belle International Holdings Ltd.	6,428,000	8,559,896
Fast Retailing Co., Ltd.	37,700	6,557,150
Kingfisher PLC	2,045,150	6,658,868
Nitori Co., Ltd.	54,550	4,141,875
Zhongsheng Group Holdings Ltd. (a)	4,405,000	6,524,455

		32,442,244

Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA	122,689	4,757,297

		253,762,295

Energy - 13.0%
Energy Equipment & Services - 5.0%
Nabors Industries Ltd. (a)	1,124,900	22,081,787
Petroleum Geo-Services ASA (a)	780,000	10,245,670
Saipem SpA (a)	430,541	16,654,816
SBM Offshore NV	388,600	7,764,724
Schlumberger Ltd.	496,600	31,514,236
Tenaris SA	358,803	7,736,398

		95,997,631

Oil, Gas & Consumable Fuels - 8.0%
Afren PLC (a)	16,248,182	25,239,030
BG Group PLC	994,871	17,229,008
BP PLC	2,004,043	18,968,582
China Coal Energy Co.-Class H	10,542,000	16,439,773
Karoon Gas Australia Ltd. (a)	936,636	7,200,902
Nippon Mining Holdings, Inc.	1,556,000	7,390,992
Oando PLC	9,097,275	5,099,491
OGX Petroleo e Gas Participacoes SA	1,042,800	9,763,331
Petroleo Brasileiro SA (Preference Shares)	655,100	13,036,798
Tullow Oil PLC	1,032,579	19,594,631
Woodside Petroleum Ltd.	371,000	15,966,064

		155,928,602

		251,926,233

Materials - 10.3%
Chemicals - 0.5%
Umicore	272,154	9,493,541

Metals & Mining - 9.0%
ArcelorMittal (Euronext Amsterdam)	376,664	16,514,948
Equinox Minerals Ltd. (a)	5,066,272	19,104,831
Evraz Group SA (Sponsored GDR) (a)(b)	296,098	11,740,083
Impala Platinum Holdings Ltd.	606,600	17,807,987
MMX Mineracao e Metalicos SA (a)	1,292,400	9,832,807
MMX Mineracao e Metalicos SA (Receipt) (a)	752,158	5,684,485
Rio Tinto PLC	396,199	23,422,801
Usinas Siderurgicas de Minas Gerais SA - Class A (Preference Shares)	674,000	23,088,863
Vale SA (Sponsored ADR)	833,040	23,125,190

Xstrata PLC (a)	1,271,210	24,059,336

		174,381,331

Paper & Forest Products - 0.8%
Fibria Celulose SA (Sponsored ADR) (a)	713,200	15,604,816

		199,479,688

Industrials - 10.1%
Airlines - 0.3%
British Airways PLC (a)	1,410,451	5,216,144

Construction & Engineering - 1.3%
Samsung Engineering Co., Ltd.	90,200	9,331,349
Vinci SA	279,700	16,465,912

		25,797,261

Electrical Equipment - 2.2%
ABB Ltd. (a)	1,063,724	23,253,722
SMA Solar Technology AG	63,200	7,750,193
Vestas Wind Systems A/S (a)	229,841	12,504,368

		43,508,283

Industrial Conglomerates - 2.1%
Cookson Group PLC (a)	1,957,289	16,226,973
Siemens AG (a)	242,236	24,203,486

		40,430,459

Machinery - 2.7%
Fanuc Ltd.	123,000	13,073,107
Komatsu Ltd.	594,900	12,498,543
MAN SE	143,000	11,961,127
SKF AB	809,849	14,386,565

		51,919,342

Marine - 0.6%
China Shipping Development Co., Ltd.-Class H	6,836,000	11,136,827

Trading Companies & Distributors - 0.9%
Mitsubishi Corp.	699,200	18,360,791

		196,369,107

Consumer Staples - 8.5%
Beverages - 1.4%
Anheuser-Busch InBev NV	341,931	17,198,323
Central European Distribution Corp. (a)	295,300	10,338,453

		27,536,776

Food & Staples Retailing - 2.8%
Seven & I Holdings Co., Ltd.	577,500	13,970,351
Tesco PLC	5,989,770	39,601,783

		53,572,134

Food Products - 2.1%
Danone	194,441	11,710,525
Nestle SA	314,542	16,117,762
Unilever NV	398,810	12,065,119

		39,893,406

Tobacco - 2.2%
British American Tobacco PLC	1,167,426	40,247,591
KT&G Corp. (a)	63,156	3,493,831

		43,741,422

		164,743,738

Health Care - 7.7%
Health Care Providers & Services - 0.7%
Diagnosticos da America SA	717,700	6,295,791
Fresenius Medical Care AG & Co. KGaA	151,624	8,542,932

		14,838,723

Life Sciences Tools & Services - 0.5%
QIAGEN NV (a)	417,697	9,625,586

Pharmaceuticals - 6.5%
Aspen Pharmacare Holdings Ltd. (a)	457,899	4,998,593
Bayer AG	259,107	17,507,803
Ipsen SA	123,278	6,019,763
Mitsubishi Tanabe Pharma Corp.	416,000	5,878,367
Novartis AG	427,920	23,147,883
Roche Holding AG	150,552	24,451,232
Sanofi-Aventis SA	229,903	17,157,277
Shire PLC	476,458	10,500,423
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	253,933	16,018,094

		125,679,435

		150,143,744

Information Technology - 6.4%
Communications Equipment - 0.7%
Research In Motion Ltd. (a)	192,215	14,241,302

Electronic Equipment, Instruments & Components - 1.2%
Hon Hai Precision Industry Co., Ltd.	3,123,650	13,525,432
Nippon Electric Glass Co., Ltd.	431,000	6,083,538
Taiyo Yuden Co., Ltd.	167,000	2,642,409

		22,251,379

Internet Software & Services - 0.4%
Baidu, Inc. (Sponsored ADR) (a)	12,983	7,750,851

IT Services - 1.1%
Cap Gemini SA	185,583	9,124,443
Infosys Technologies Ltd. (Sponsored ADR)	215,000	12,652,750

		21,777,193

Office Electronics - 0.8%
Canon, Inc.	343,800	15,902,554

Semiconductors & Semiconductor Equipment - 1.9%
ARM Holdings PLC	1,700,200	6,094,205
ASML Holding NV	321,328	11,392,681
Novatek Microelectronics Corp. Ltd.	2,560,000	7,978,727
Samsung Electronics Co., Ltd.	16,877	12,201,975

		37,667,588

Software - 0.3%
Nintendo Co., Ltd.	17,100	5,734,717

		125,325,584

Telecommunication Services - 5.0%
Diversified Telecommunication Services - 1.8%
Iliad SA	74,915	7,714,964
Telefonica SA	844,302	20,005,320
Vimpel-Communications (Sponsored ADR)	287,900	5,300,239
XL Axiata TBK PT (a)	3,146,000	1,206,878

		34,227,401

Wireless Telecommunication Services - 3.2%
America Movil SAB de CV Series L (ADR)	256,807	12,927,664
China Mobile Ltd.	970,500	9,332,752
MTN Group Ltd. (a)	487,464	7,482,939
NTT DoCoMo, Inc.	5,121	7,794,016
Vodafone Group PLC	10,934,206	25,289,931

		62,827,302

		97,054,703

Utilities - 0.9%
Multi-Utilities - 0.9%
National Grid PLC	1,779,500	17,322,335

Total Common Stocks (cost $1,569,194,139)		1,878,000,800

WARRANTS - 0.7%
Financials - 0.7%
Sberbank of Russian Federation, expiring 11/05/12 (a) (cost $14,182,210)	4,945,000	14,291,050

RIGHTS - 0.1%
Consumer Discretionary - 0.1%
Volkswagen AG (a) (cost $0)	153,809	95,562

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.5%
Time Deposit - 0.5%
BNP Paribas 0.08%, 4/01/10 (cost $10,500,000)	$10,500	10,500,000

Total Investments - 98.0% (cost $1,593,876,349) (c)		1,902,887,412
Other assets less liabilities - 2.0%		38,270,986

Net Assets - 100.0%		$1,941,158,398

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 5/18/10	207,628	$179,133,133	$189,610,802	$10,477,669
Canadian Dollar settling 5/18/10 (1)	4,913	4,864,405	4,837,206	(27,199)
Japanese Yen settling 5/18/10	1,551,685	17,356,267	16,601,233	(755,034)
Japanese Yen settling 5/18/10	2,175,537	24,347,393	23,275,727	(1,071,666)
Japanese Yen settling 5/18/10	5,728,190	63,564,628	61,285,001	(2,279,627)
New Zealand Dollar settling 5/18/10	115,420	79,201,204	81,748,289	2,547,085

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
New Zealand Dollar settling 5/18/10	18,672	$13,555,498	$13,224,779	$(330,719)
Norwegian Krone settling 5/18/10	471,628	79,113,631	79,194,441	80,810
Swedish Krona settling 5/18/10	382,872	52,199,521	53,030,090	830,569
Swedish Krona settling 5/18/10	100,950	13,869,616	13,982,186	112,570
Swedish Krona settling 5/18/10	68,137	9,364,134	9,437,387	73,253
Swedish Krona settling 5/18/10	113,529	15,721,212	15,724,454	3,242
Sale Contracts:
British Pound settling 5/18/10	85,198	132,653,286	129,253,950	3,399,336
British Pound settling 5/18/10	12,586	19,482,876	19,094,230	388,646
British Pound settling 5/18/10	31,578	47,439,314	47,907,008	(467,694)
Canadian Dollar settling 5/18/10	5,015	4,689,896	4,937,632	(247,736)
Canadian Dollar settling 5/18/10 (1)	29,988	28,282,828	29,525,367	(1,242,539)
Euro settling 5/18/10	51,598	73,967,797	69,693,216	4,274,581
Euro settling 5/18/10	12,436	17,543,590	16,797,257	746,333
Euro settling 5/18/10	13,429	18,868,685	18,138,498	730,187
Euro settling 5/18/10	8,376	12,029,527	11,313,430	716,097
Euro settling 5/18/10	11,205	15,850,257	15,134,550	715,707
Euro settling 5/18/10	7,211	9,866,811	9,739,869	126,942
Euro settling 5/18/10	3,690	5,070,134	4,984,069	86,065
Euro settling 5/18/10	16,625	22,447,075	22,455,322	(8,247)
Swiss Franc settling 5/18/10	99,239	92,732,862	94,153,845	(1,420,983)

(1)	Represents a cross-currency purchase of CAD and a sale of CAD.
(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. March 31, 2010, the market value of this security amounted to $11,740,083 or 0.60% of net assets.
(c)	As of March 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $355,236,218 and gross unrealized depreciation of investments was $(46,225,155), resulting in net unrealized appreciation of $309,011,063.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown*

March 31, 2010 (unaudited)

Summary

23.4%	United Kingdom
9.6%	Switzerland
9.6%	Brazil
8.1%	Japan
7.3%	France
6.4%	China
4.5%	Germany
3.4%	South Africa
3.0%	Netherlands
2.8%	United States
2.5%	Australia
2.1%	South Korea
1.8%	Canada
14.9%	Other
0.6%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Belgium, Denmark, Egypt, India, Indonesia, Israel, Italy, Mexico, Nigeria, Norway, Poland, Russia, Singapore, Spain, Sweden, Taiwan and Turkey.

AllianceBernstein International Growth Fund

March 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2010:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks
Financials	$69,256,676		$352,616,697		$	– 0	–	$421,873,373
Energy	76,396,152		175,530,081			– 0	–	251,926,233
Materials	73,315,802		126,163,886			– 0	–	199,479,688
Consumer Discretionary	23,478,068		230,284,227			– 0	–	253,762,295
Industrials	– 0	–	196,369,107			– 0	–	196,369,107
Consumer Staples	10,338,453		154,405,285			– 0	–	164,743,738
Health Care	22,313,885		127,829,859			– 0	–	150,143,744
Information Technology	34,644,903		90,680,681			– 0	–	125,325,584
Telecommunication Services	18,227,903		78,826,800			– 0	–	97,054,703
Utilities	– 0	–	17,322,335			– 0	–	17,322,335
Warrants	– 0	–	– 0	–		14,291,050		14,291,050
Rights	95,562		– 0	–		– 0	–	95,562
Short-Term-Investments	10,500,000		– 0	–		– 0	–	10,500,000

Total Investments in Securities	338,567,404		1,550,028,958	†		14,291,050		1,902,887,412
Other Financial Instruments*:
Assets	– 0	–	25,309,092			– 0	–	25,309,092
Liabilities	– 0	–	(7,851,444)			– 0	–	(7,851,444)

Total	$338,567,404		$1,567,486,606			$14,291,050		$1,920,345,060

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants			Common Stocks			Total
Balance as of 6/30/09	$	– 0	–		$26,578,882		$26,578,882
Accrued discounts/ premiums		– 0	–		– 0	–	– 0	–
Realized gain (loss)		(11,461)			(8,126,368)		(8,137,829)
Change in unrealized appreciation/ depreciation		108,840			9,815,046		9,923,886
Net purchases (sales)		14,193,671			(28,267,560)		(14,073,889)
Net transfers in and/or out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 3/31/10		$14,291,050		$	– 0	–	$14,291,050

Net change in unrealized appreciation/depreciation from investments held as of 3/31/10		$108,840		$	– 0	–	$108,840

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: May 21, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: May 21, 2010